Consolidated shareholders’ equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,249.9	1,247.1	[1]	1,256.9	[1]
Adjustment for stock options with dilutive effect (in shares)	0.8	1.3		2.7
Adjustment for restricted shares (in shares)	6.4	6.8		7.2
Average number of shares used to compute diluted earnings per share (in shares)	1,257.1	1,255.2	[1]	1,266.8	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).